June 14, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	GuideStone Funds

File Nos. 333-53432 and 811-10263

To the Commission:

On behalf of GuideStone Funds (the “Registrant”), electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data files in XBRL that reflect the risk/return summary information for the Institutional Class and Investor Class of the Growth Allocation Fund and for the Institutional Class of the International Equity Index Fund included in the supplement to the Registrant’s Prospectus dated May 1, 2017, as supplemented, filed pursuant to Rule 497 on June 2, 2017 (SEC Accession No. 0001193125-17-192820).

If you have any questions or comments concerning this filing, please contact the undersigned at (214) 720-2148.

Very truly yours,

/s/ Melanie Childers